Financial investments - Summary of stages as indicated by IFRS 9 (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	S/ 20,553,282	S/ 16,170,804
Stage 1 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	20,341,142	15,837,629
Stage 2 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	212,140	333,175
Stage 3 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost
Sovereign bonds of the republic of peru [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	9,005,273	5,704,970
Sovereign bonds of the republic of peru [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	9,005,273	5,704,970
Sovereign bonds of the republic of peru [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost
Sovereign bonds of the republic of peru [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost
Corporate, leasing and subordinated bonds [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	8,956,767	8,199,286
Corporate, leasing and subordinated bonds [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	8,744,627	7,866,111
Corporate, leasing and subordinated bonds [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	212,140	333,175
Corporate, leasing and subordinated bonds [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost
Negotiable Certificates of Deposit issued by the BCRP [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	1,283,726	1,483,493
Negotiable Certificates of Deposit issued by the BCRP [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	1,283,726	1,483,493
Negotiable Certificates of Deposit issued by the BCRP [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost
Negotiable Certificates of Deposit issued by the BCRP [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost
Bonds guaranteed by the peruvian government [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	646,677	668,073
Bonds guaranteed by the peruvian government [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	646,677	668,073
Bonds guaranteed by the peruvian government [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost
Bonds guaranteed by the peruvian government [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost
Global bonds of the republic of peru [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	500,980
Global bonds of the republic of peru [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	500,980
Global bonds of the republic of peru [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost
Global bonds of the republic of peru [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost
Global bonds of the republic of colombia [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	159,859	114,982
Global bonds of the republic of colombia [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost	159,859	S/ 114,982
Global bonds of the republic of colombia [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost
Global bonds of the republic of colombia [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Debt instruments measured at fair value through other comprehensive income and at amortized cost